Note 20 - Business Acquisition - Schedule of Future Amortization Expenses for Core Deposits Intangibles (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
2023	$ 296
Total	2,397	$ 2,749
Core Deposits [Member]
2019	341
2020	332
2021	321
2022	309
Thereafter	798
Merger of Liberty Bank, N.A. into The Middlefield Banking Company [Member] | Core Deposits [Member]
2019	341
2020	332
2021	321
2022	309
2023	296
Thereafter	798
Total	$ 2,397